Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Leases Disclosure [Line Items]
Containers, net book value	$ 4,007,433,000	$ 4,156,151,000
Bad debt expense	$ 2,045,000		$ 159,000
Insurance payment received			$ 9,814,000
Gain on insurance recovery		14,881,000
Insolvent Customer
Leases Disclosure [Line Items]
Lease loss recovery period by insurance	183 days
Book value of containers that would not be recovered from insolvent customer	$ 9,468,000
Bad debt expense	2,921,000
Recovery costs	170,000
Insurance receivable	1,962,000	1,792,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value	63,120,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges	9,059,000
Bankrupt Customer
Leases Disclosure [Line Items]
Insurance receivable	$ 0	$ 0